SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Accounting Policies [Abstract]
Liabilities related to restructuring plan	$ 838